Nature of Business and Continuance of Operations (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated losses	$ (667,700)	$ (638,999)